Deferred Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 4,820,215		$ 2,603,307		$ 4,858,136
Capitalization	1,349,236	[1]	812,006	[1]	737,390	[1]
Interest	177,754		186,157		222,229
Amortization	(853,904)		(1,204,862)		(1,643,969)
Change in shadow DAC	(1,130,530)		2,423,607		(1,570,479)
Balance, end of year	$ 4,362,771		$ 4,820,215		$ 2,603,307

[1]	Reflects prospective adoption of new acquisition cost guidance in 2012. See note 2 for adoption impact.